CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Grants participations excluded from research and development costs	$ 1,051	$ 2,855	$ 3,674